UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vision Capital Management, Inc.
Address: 	One SW Columbia, Suite 915
		Portland, OR 97258

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marina L. Johnson, CFA
Title: 	Vice President
Phone: 	503-221-5656
Signature, Place, and Date of Signing:

Marina Johnson Portland, Oregon August 4, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $104,090

List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N V Pfd Perp 6.375       ps               007924301      334    19000 SH       Sole                    19000
Allianz Se Pfd 8.375% Sub      ps               018805200      598    23650 SH       Sole                    23650
Barclays Bank Plc 8.05% Sp Adr ps               06739h362      220     9000 SH       Sole                     9000
Credit Suisse Nt 7.9% Cap 13   ps               225448208      496    19500 SH       Sole                    19500
Deutsche Bank 8.05% Pfd F      ps               25150l108      382    15400 SH       Sole                    15400
Federal Natl Mtg Assn Pfd Ser  ps               313586737        9    25100 SH       Sole                    25100
Goldman Sachs Gp Preferred     ps               38143y665      500    27850 SH       Sole                    27850
Hsbc Hldgs Plc Sub Cap 8.125%  ps               404280703      478    18800 SH       Sole                    18800
Wells Fargo Cap Xii Pfd Trups  ps               94985V202      513    20000 SH       Sole                    20000
Activision Blizzard Inc        cs               00507v109     2021   192680 SH       Sole                   192680
Amazon Com Inc Com             cs               023135106      438     4006 SH       Sole                     4006
Amgen Inc Com                  cs               031162100     1980    37640 SH       Sole                    37640
Apple Computer, Inc.           cs               037833100     2587    10285 SH       Sole                    10265                20
Associates First Cap Residl Va cs               046008207        0    12275 SH       Sole                    12275
Broadcom Corp Cl A             cs               111320107     2164    65646 SH       Sole                    65646
Celgene Corp Com               cs               151020104     1929    37960 SH       Sole                    37960
Chevrontexaco Corporation Com  cs               166764100      438     6455 SH       Sole                     6455
Cisco Sys Inc Com              cs               17275R102     1906    89460 SH       Sole                    89460
Citrix Sys Inc Com             cs               177376100     2131    50450 SH       Sole                    50450
Cognizant Tech Solutns Cl A    cs               192446102     2191    43760 SH       Sole                    43760
Colgate Palmolive Co Com       cs               194162103     2001    25405 SH       Sole                    25405
Cooper Industries Plc          cs               G24140108     2118    48145 SH       Sole                    48145
Dentsply Intl Inc New Com      cs               249030107     1928    64445 SH       Sole                    64445
Ebay Inc Com                   cs               278642103     1744    88935 SH       Sole                    88935
Exxon Mobil Corp Com           cs               30231G102     2097    36748 SH       Sole                    36248               500
Family Dlr Stores Inc Com      cs               307000109     2312    61335 SH       Sole                    61335
Ford Mtr Co Del Com            cs               345370100      111    11000 SH       Sole                    11000
Freeport-Mcmoran Cop&g Com     cs               35671d857     1755    29675 SH       Sole                    29645                30
Gilead Sciences Inc Com        cs               375558103     1756    51220 SH       Sole                    51160                60
Google Inc Cl A                cs               38259P508     1822     4095 SH       Sole                     4090                 5
Hansen Nat Corp Com            cs               411310105     2114    54065 SH       Sole                    54065
Harris Corp Del Com            cs               413875105     1979    47515 SH       Sole                    47465                50
Haverty Furniture Inc Com      cs               419596101      508    41300 SH       Sole                    41300
Johnson & Johnson Com          cs               478160104     2075    35133 SH       Sole                    35133
L-3 Communicatns Hldgs Com     cs               502424104     1765    24920 SH       Sole                    24895                25
Lauder Estee Cos Inc Cl A      cs               518439104     1917    34390 SH       Sole                    34320                70
Lazard Ltd Shs A               cs               G54050102     1717    64270 SH       Sole                    64270
Lowes Cos Inc Com              cs               548661107     1928    94410 SH       Sole                    94410
Mcdonalds Corp Com             cs               580135101     2239    33985 SH       Sole                    33985
Mera Pharmaceuticals Com       cs               58732R103        0    80415 SH       Sole                    80415
Merchants Bancorp Com          cs               588436105        5    25667 SH       Sole                    25667
Microsoft Corp Com             cs               594918104     1881    81752 SH       Sole                    81652               100
Monsanto Company               cs               61166W101     1574    34060 SH       Sole                    34060
Northern Tr Corp Com           cs               665859104      354     7583 SH       Sole                     7583
Nyse Euronext Com              cs               629491101     2054    74330 SH       Sole                    74330
Peabody Energy Corp Com        cs               704549104     1932    49370 SH       Sole                    49370
Price T Rowe Group Inc Com     cs               74144T108     1820    41000 SH       Sole                    41000
Priceline Com Inc Com          cs               741503403     1515     8580 SH       Sole                     8580
Procter & Gamble Co Com        cs               742718109     2086    34775 SH       Sole                    34775
Research In Motion Ltd Com     cs               760975102     1594    32355 SH       Sole                    32320                35
St Jude Med Inc Com            cs               790849103     2043    56615 SH       Sole                    56565                50
Starbucks Corp                 cs               855244109      247    10167 SH       Sole                    10167
Starwood Hotels&resort Com     cs               85590A401     2000    48285 SH       Sole                    48285
Stericycle Inc Com             cs               858912108     2464    37570 SH       Sole                    37570
United Technologies Cp Com     cs               913017109     2075    31975 SH       Sole                    31975
Visa Inc Com Cl A              cs               92826C839     1745    24660 SH       Sole                    24660
Walgreen Co Com                cs               931422109     1690    63300 SH       Sole                    63300
Washington Mutual Inc.         cs               939322103        2    10532 SH       Sole                    10532
Zimmer Hldgs Inc Com           cs               98956P102     1994    36890 SH       Sole                    36890
Allianz Nfj Small Cap Value In cs               018918698     1294 52537.879 SH      Sole                52537.879
Fairholme Fund                 cs               304871106     3997 131930.042 SH     Sole               131930.042
Fidelity Contrafund New Insigh cs               316071604     1641 99527.144 SH      Sole                99527.144
First Eagle Sogen Overseas Fd  cs               32008F101     1976 101404.661 SH     Sole               101404.661
Ishares S&p 500 Index          cs               464287200     4128 39903.502 SH      Sole                39903.502
Ishares S&p Midcap Index Fd    cs               464287507      469 6601.000 SH       Sole                 6601.000
Ishares Tr Lrge Grw Indx       cs               464287119     3171 60963.000 SH      Sole                60963.000
Ishares Tr Russell 1000        cs               464287622      372 6513.000 SH       Sole                 6513.000
New World Fd Inc New Cl F-1    cs               649280401      622 13915.116 SH      Sole                13915.116
Schwab Cap Tr S&p 500 Select   cs               808509855     2145 132467.355 SH     Sole               132467.355
Plm Equipment Growth Fund                                        0    90190 SH       Sole                    90190